Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net earnings/(loss) per share for the periods indicated:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net income/(loss)	(772,963)	1,389,242	2,129,058
Add: Net loss/(income) attributable to noncontrolling interests	4,916	(4,667)	139
Less: Deemed dividend to mezzanine classified noncontrolling interests	(15,717)	(99,507)	(132,202)
Numerator for basic and diluted net earnings/(loss) per share	(783,764)	1,285,068	1,996,995
Denominator:
Weighted average number of ordinary shares used in computing net earnings/(loss) per share—basic	286,975,068	291,475,725	294,902,518
Weighted average number of ordinary shares used in computing net earnings/(loss) per share—diluted	286,975,068	295,304,995	299,711,258
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - basic	(2.73)	4.41	6.77
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - diluted	(2.73)	4.35	6.66
Net earnings/(loss) per ADS attributable to ordinary shareholders-basic	(5.46)	8.82	13.54
Net earnings/(loss) per ADS attributable to ordinary shareholders - diluted	(5.46)	8.70	13.33